Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income
Schedule of financial assets at fair value through other comprehensive income

	2021	2020	2019
	€	€	€
Balance at January 1,	258,566	—	—
Additions	—	258,566	—
Disposals	(276,330)	—	—
Exchange differences	17,764	—	—
Balance at December 31,	—	258,566	—

Schedule of details of the investments

			2020
	Country of	Principal	Holding	2021	2020	2019
Name	incorporation	activities	%	€	€	€
Game Play Network Inc.	United States	Computer system design and related services	0.53%	—	258,566	—
				—	258,566	—